Tax Note - Schedule of components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	$ (2,415)	$ (206)
Plant and equipment [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	(5,528)	(578)
Share issuance costs and other [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	52	78
Energy tax receivable [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	(494)	(494)
Digital currencies [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	(210)	(81)
Right of use asset and lease liability, net [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	(28)	0
Debt with accretion [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	(450)	(845)
Non-capital losses [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liabilities)	$ 4,243	$ 1,714